Cost of Sales - Schedule of Cost of Sales (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cost of Sales [Line Items]
Total cost of sales	$ 20,792,870	$ 18,698,342
Cost of Finished Goods [Member]
Schedule of Cost of Sales [Line Items]
Total cost of sales	5,453,311	4,337,709
Cost of Material [Member]
Schedule of Cost of Sales [Line Items]
Total cost of sales	12,134,739	11,229,280
Direct Labor [Member]
Schedule of Cost of Sales [Line Items]
Total cost of sales	882,157	1,147,406
Freight and Storage [Member]
Schedule of Cost of Sales [Line Items]
Total cost of sales	1,643,334	1,470,317
Depreciation [Member]
Schedule of Cost of Sales [Line Items]
Total cost of sales	170,972	167,646
Occupancy Costs [Member]
Schedule of Cost of Sales [Line Items]
Total cost of sales	381,856	297,387
Repairs and Maintenance [Member]
Schedule of Cost of Sales [Line Items]
Total cost of sales	$ 126,500	$ 48,597